Related Undertakings (Details)	12 Months Ended
Dec. 31, 2025
United Kingdom | Intelligent Processing Solutions Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest held in significant investments	19.50%
United Kingdom | Barclays Secured Funding (LM) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | Barclays Secured Notes Finance LLP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | Equistone Founder Partner III L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
Korea, Republic of | Woori BC Pegasus Securitization Specialty Co. Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%
Luxembourg | Barclays Alzin Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg | Barclays Bordang Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Netherlands | Cube Solidus B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	68.83%